SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Summary of Financial Information by Segment
The following tables summarize selected financial information by segment as well as the reconciliation from consolidated net income (loss) under U.S. GAAP to Adjusted EBIT and Adjusted EBITDA for the three and six months ended June 30, 2020 and 2019.

	Three Months Ended June 30, 2020
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$2,541	$420	$1,739	$763	$(313)	$5,150	$441	$(13)	$5,578
Net income (loss)(1)						308	53	—	361
Add back:
Income tax expense (benefit)						(60)	20	—	(40)
Interest expense of Industrial Activities, net of interest income and eliminations						59	—	—	59
Foreign exchange losses, net						7	—	—	7
Finance and non-service component of Pension and OPEB costs(2)						(26)	—	—	(26)
Adjustments:
Restructuring expenses	5	1	1	—	—	7	—	—	7
Nikola investment fair value adjustment	—	—	—	—	(1,475)	(1,475)	—	—	(1,475)
Goodwill impairment charge	—	—	—	—	585	585	—	—	585
Other discrete items	176	72	289	—	—	537	—	—	537
Adjusted EBIT	$203	$(87)	$(156)	$32	$(50)	$(58)	$73	$—	$15
Depreciation and amortization	61	12	46	30	2	151	1	—	152
Depreciation of assets on operating lease and assets sold with buy-back commitment	1	—	66	—	—	67	64	—	131
Adjusted EBITDA	$265	$(75)	$(44)	$62	$(48)	$160	$138	$—	$298
(1)For Industrial Activities, net loss is net of “Results from intersegment investments”.
(2)This item includes the pre-tax gain of $30 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Six Months Ended June 30, 2020
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$4,785	$842	$3,760	$1,516	$(760)	$10,143	$930	$(34)	$11,039
Net income (loss)(1)						174	133	—	307
Add back:
Income tax expense (benefit)						(113)	50	—	(63)
Interest expense of Industrial Activities, net of interest income and eliminations						118	—	—	118
Foreign exchange losses, net						5	—	—	5
Finance and non-service component of Pension and OPEB costs(2)						(56)	—	—	(56)
Adjustments:
Restructuring expenses	7	2	3	—	—	12	—	—	12
Nikola investment fair value adjustment	—	—	—	—	(1,475)	(1,475)	—	—	(1,475)
Goodwill impairment charge	—	—	—	—	585	585	—	—	585
Other discrete items	176	72	289	—	7	544	—	—	544
Adjusted EBIT	$227	$(170)	$(212)	$63	$(114)	$(206)	$183	$—	$(23)
Depreciation and amortization	125	25	95	59	2	306	1	—	307
Depreciation of assets on operating lease and assets sold with buy-back commitment	1	—	131	—	—	132	127	—	259
Adjusted EBITDA	$353	$(145)	$14	$122	$(112)	$232	$311	$—	$543
(1)For Industrial Activities, net loss is net of “Results from intersegment investments”.
(2)This item includes the pre-tax gain of $60 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Three Months Ended June 30, 2019
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$3,095	$757	$2,698	$1,133	$(615)	$7,068	$519	$(20)	$7,567
Net income(1)						336	91	—	427
Add back:
Income tax expense						104	31	—	135
Interest expense of Industrial Activities, net of interest income and eliminations						66	—	—	66
Foreign exchange losses, net						11	—	—	11
Finance and non-service component of Pension and OPEB costs(2)						(16)	—	—	(16)
Adjustments:
Restructuring expenses	15	4	6	—	1	26	2	—	28
Adjusted EBIT	$341	$25	$100	$102	$(41)	$527	$124	$—	$651
Depreciation and amortization	69	15	47	31	—	162	1	—	163
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	79	—	—	79	59	—	138
Adjusted EBITDA	$410	$40	$226	$133	$(41)	$768	$184	$—	$952
(1)For Industrial Activities, net income is net of “Results from intersegment investments”.
(2)This item includes the pre-tax gain of $30 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Six Months Ended June 30, 2019
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$5,585	$1,397	$5,112	$2,169	$(1,189)	$13,074	$993	$(43)	$14,024
Net income(1)						505	186	—	691
Add back:
Income tax expense						158	67	—	225
Interest expense of Industrial Activities, net of interest income and eliminations						119	—	—	119
Foreign exchange losses, net						20	—	—	20
Finance and non-service component of Pension and OPEB costs(2)						(31)	—	—	(31)
Adjustments:
Restructuring expenses	18	4	11	—	1	34	2	—	36
Adjusted EBIT	$509	$38	$151	$198	$(91)	$805	$255	$—	$1,060
Depreciation and amortization	144	29	94	63	—	330	2	—	332
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	158	—	—	158	124	—	282
Adjusted EBITDA	$653	$67	$403	$261	$(91)	$1,293	$381	$—	$1,674
(1)For Industrial Activities, net income is net of “Results from intersegment investments”.
(2)This item includes the pre-tax gain of $60 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.